Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk Management
Net Interest Margin	R$ 369	R$ 798	R$ 754
Fair value of Equity	1,664	2,643	1,924
Value at Risk	R$ 469	R$ 731	R$ 415